Inverse Government Long Bond Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Inverse Government Long Bond Strategy Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 600
Expense Example, No Redemption, 3 Years	1,809
Expense Example, No Redemption, 5 Years	2,989
Expense Example, No Redemption, 10 Years	$ 5,821